INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2018
INVENTORIES
Schedule of the components of inventories

	Thousands of Yen
	2017	2018

Merchandise	¥69,397	¥37,314
Supplies	4,073	3,425
Total	73,470	40,739